Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000159026
Shareholder Report [Line Items]
Fund Name	Tactical Dividend and Momentum Fund
Class Name	Class A
Trading Symbol	HTDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vgimfunds.com/forms-and-prospectus. You can also request this information by contacting us at 1-844-828-3212.
Additional Information Phone Number	1-844-828-3212
Additional Information Website	https://www.vgimfunds.com/forms-and-prospectus
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$189	1.78%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.78%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 91,288,221
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 910,725
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$91,288,221
Number of Portfolio Holdings	14
Advisory Fee	$910,725
Portfolio Turnover	76%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Collateral for Securities Loaned	0.4%
Money Market Funds	1.2%
Materials	1.9%
Real Estate	1.9%
Utilities	2.1%
Energy	3.3%
Consumer Staples	4.6%
Industrial	8.7%
Health Care	9.1%
Consumer Discretionary	9.4%
Communication Services	9.8%
Financial	12.5%
Technology	35.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Information Technology ETF	17.9%
State Street Technology Select Sector SPDR ETF	17.8%
State Street Financial Select Sector SPDR ETF	12.5%
State Street Communication Services Select Sector SPDR ETF	9.8%
State Street Consumer Discretionary Select Sector SPDR ETF	9.4%
State Street Health Care Select Sector SPDR ETF	9.1%
State Street Industrial Select Sector SPDR ETF	8.7%
State Street Consumer Staples Select Sector SPDR ETF	4.6%
State Street Energy Select Sector SPDR ETF	3.3%
State Street Utilities Select Sector SPDR ETF	2.1%

C000159027
Shareholder Report [Line Items]
Fund Name	Tactical Dividend and Momentum Fund
Class Name	Class C
Trading Symbol	HTDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vgimfunds.com/forms-and-prospectus. You can also request this information by contacting us at 1-844-828-3212.
Additional Information Phone Number	1-844-828-3212
Additional Information Website	https://www.vgimfunds.com/forms-and-prospectus
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$267	2.53%

Expenses Paid, Amount	$ 267
Expense Ratio, Percent	2.53%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 91,288,221
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 910,725
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$91,288,221
Number of Portfolio Holdings	14
Advisory Fee	$910,725
Portfolio Turnover	76%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Collateral for Securities Loaned	0.4%
Money Market Funds	1.2%
Materials	1.9%
Real Estate	1.9%
Utilities	2.1%
Energy	3.3%
Consumer Staples	4.6%
Industrial	8.7%
Health Care	9.1%
Consumer Discretionary	9.4%
Communication Services	9.8%
Financial	12.5%
Technology	35.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Information Technology ETF	17.9%
State Street Technology Select Sector SPDR ETF	17.8%
State Street Financial Select Sector SPDR ETF	12.5%
State Street Communication Services Select Sector SPDR ETF	9.8%
State Street Consumer Discretionary Select Sector SPDR ETF	9.4%
State Street Health Care Select Sector SPDR ETF	9.1%
State Street Industrial Select Sector SPDR ETF	8.7%
State Street Consumer Staples Select Sector SPDR ETF	4.6%
State Street Energy Select Sector SPDR ETF	3.3%
State Street Utilities Select Sector SPDR ETF	2.1%

C000159028
Shareholder Report [Line Items]
Fund Name	Tactical Dividend and Momentum Fund
Class Name	Class I
Trading Symbol	HTDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vgimfunds.com/forms-and-prospectus. You can also request this information by contacting us at 1-844-828-3212.
Additional Information Phone Number	1-844-828-3212
Additional Information Website	https://www.vgimfunds.com/forms-and-prospectus
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$163	1.53%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.53%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 91,288,221
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 910,725
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$91,288,221
Number of Portfolio Holdings	14
Advisory Fee	$910,725
Portfolio Turnover	76%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Collateral for Securities Loaned	0.4%
Money Market Funds	1.2%
Materials	1.9%
Real Estate	1.9%
Utilities	2.1%
Energy	3.3%
Consumer Staples	4.6%
Industrial	8.7%
Health Care	9.1%
Consumer Discretionary	9.4%
Communication Services	9.8%
Financial	12.5%
Technology	35.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Information Technology ETF	17.9%
State Street Technology Select Sector SPDR ETF	17.8%
State Street Financial Select Sector SPDR ETF	12.5%
State Street Communication Services Select Sector SPDR ETF	9.8%
State Street Consumer Discretionary Select Sector SPDR ETF	9.4%
State Street Health Care Select Sector SPDR ETF	9.1%
State Street Industrial Select Sector SPDR ETF	8.7%
State Street Consumer Staples Select Sector SPDR ETF	4.6%
State Street Energy Select Sector SPDR ETF	3.3%
State Street Utilities Select Sector SPDR ETF	2.1%

C000159029
Shareholder Report [Line Items]
Fund Name	Tactical Dividend and Momentum Fund
Class Name	Class R
Trading Symbol	HTDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vgimfunds.com/forms-and-prospectus. You can also request this information by contacting us at 1-844-828-3212.
Additional Information Phone Number	1-844-828-3212
Additional Information Website	https://www.vgimfunds.com/forms-and-prospectus
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$205	1.93%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 91,288,221
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 910,725
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$91,288,221
Number of Portfolio Holdings	14
Advisory Fee	$910,725
Portfolio Turnover	76%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Collateral for Securities Loaned	0.4%
Money Market Funds	1.2%
Materials	1.9%
Real Estate	1.9%
Utilities	2.1%
Energy	3.3%
Consumer Staples	4.6%
Industrial	8.7%
Health Care	9.1%
Consumer Discretionary	9.4%
Communication Services	9.8%
Financial	12.5%
Technology	35.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Information Technology ETF	17.9%
State Street Technology Select Sector SPDR ETF	17.8%
State Street Financial Select Sector SPDR ETF	12.5%
State Street Communication Services Select Sector SPDR ETF	9.8%
State Street Consumer Discretionary Select Sector SPDR ETF	9.4%
State Street Health Care Select Sector SPDR ETF	9.1%
State Street Industrial Select Sector SPDR ETF	8.7%
State Street Consumer Staples Select Sector SPDR ETF	4.6%
State Street Energy Select Sector SPDR ETF	3.3%
State Street Utilities Select Sector SPDR ETF	2.1%